Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss	$ (1,414,618)	$ (1,519,775)	$ (2,384,802)	$ (1,486,848)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	14,261	373,650	275,465	62,080
Gain on change in fair value of debt and warrant liabilities				(211,345)
Gain on settlement of liabilities	516,083	(67,984)	(441,041)	(32,019)
Fair value of stock issued for note modification	14,382		168,856
Amortization of debt discount	24,737		(28,497)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	17,855	(58,454)	(80,485)	(60,954)
Accounts payable and accrued expenses	415,506	(265,385)	165,781	373,099
Accrued interest	138,640	46,517	46,517	445,278
Net cash used in operating activities	(273,154)	(1,491,431)	(2,278,206)	(910,709)
Cash Flows from Investing Activities:
Acquisition of mineral claims		(106,000)	(106,000)
Net cash used in investing activities		(106,000)	(106,000)
Cash Flows from Financing Activities
Proceeds from convertible notes	25,000	1,575,000	2,025,000	590,000
Proceeds from promissory notes	80,000		100,000	250,000
Proceeds from promissory notes	179,182
Proceeds from issuance of preferred stock				50,000
Proceeds from warrant exercises		189,000	224,000	130,000
Repayment of convertible note				(75,000)
Net cash provided by financing activities	284,182	1,764,000	2,349,000	945,000
Net (decrease) increase in cash	11,028	166,569	(35,206)	34,291
Cash, beginning of period	7,376	42,582	42,582	8,291
Cash, end of period	18,404	209,151	7,376	42,582
Supplemental disclosures:
Interest paid
Supplemental disclosures of non-cash items:
Accounts payable and accrued payable exchanged for convertible note	$ 440,129			16,667
Convertible notes converted to common stock				6,659,705
Accrued interest on convertible notes converted to common stock				$ 2,327,322